Stockholders' Equity (Details) - Schedule of Stockholders Equity (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity (Details) - Schedule of Stockholders Equity [Line Items]
Common Shares for Acquisition	$ 210,893	$ 1,118,173	$ 2,357,750
Common Shares for Performance Plan	472,774
Common Shares for Conversion of Series AA Preferred Shares	3,414,785	470,000
Warrants and Options Exercised			100,000
Number of Shares Issued [Member]
Stockholders' Equity (Details) - Schedule of Stockholders Equity [Line Items]
Common Shares for Acquisition	204,750	835,810
Common Shares for Performance Plan	204,689
Common Shares for Conversion of Series AA Preferred Shares	2,605,513	940,000
Warrants and Options Exercised	24,167	757,864
Value of Common Shares [Member]
Stockholders' Equity (Details) - Schedule of Stockholders Equity [Line Items]
Common Shares for Acquisition	210,893	1,118,173
Common Shares for Performance Plan	334,534
Common Shares for Conversion of Series AA Preferred Shares	2,657,623	470,000
Warrants and Options Exercised	$ 26,100